Other operating income (expenses), net (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Oct. 05, 2016	Aug. 18, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Net of taxes				R$ 828
Other expenses			R$ (289)	(2,117)	R$ (1,211)
Other operating expenses			R$ 35,432	R$ (6,019)	R$ 2,812
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Other expenses		R$ 1,394
Other operating expenses		R$ 630
Agreement Of Shareholder Carlos Casado S.A [Member]
Disclosure of transactions between related parties [line items]
Reversal of revenue	R$ 1,050
Intangible Assets						R$ 1,440